Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2014
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2014	2013
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,169	100,244
Deposits paid for securities borrowed	63,039	59,778
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,022
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	60,752	86,828
Deposits received for securities lent	9,367	7,204
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119	94,032
>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2014 and 2013.

Bank
Securities borrowed, lent and subject to repurchase agreements
13 Securities borrowed, lent and subject to repurchase agreements
end of	2014	2013
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,169	100,235
Deposits paid for securities borrowed	63,039	59,778
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,013
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	60,752	86,828
Deposits received for securities lent	9,367	7,204
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119	94,032
> Refer to “Note 14 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.